SHARE CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			14 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Jun. 20, 2023	Nov. 30, 2022	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Stock repurchase program, authorized amount						$ 10,000
Issue of restricted ordinary share awards (in shares)	33,194	32,942	5,250,000
Treasury stock acquired, average cost per share (in usd per share)	$ 9.74	$ 8.95		$ 9.65
Purchase of treasury shares	$ 2,759	$ 348		$ 3,107
Share repurchases payable	$ 187			$ 187
Number of shares issued (in shares)	37,222,549	36,431,633	33,806,422	37,222,549	4,887,500		28,556,422
Public offering price (in dollars per share)					$ 9.25
Total general and administrative expenses	$ 24,291	$ 19,519	$ 13,014
Secondary offering related costs, including employee bonuses
Disclosure Of Classes Of Share Capital [Line Items]
Total general and administrative expenses	934
Employees’ bonuses related to offering (Note 11)
Disclosure Of Classes Of Share Capital [Line Items]
Total general and administrative expenses	$ 201	$ 0	$ 1,085
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue of restricted ordinary share awards (in shares)	283,410	38,708		322,118
Purchase of treasury shares	$ 2,759	$ 348